Other Assets - Summary of Other Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Money held in escrow for:	$ 6,966	$ 11,635
Rental guarantees	220	147
Other financial asset measure as FVPL	11,619
Total current Other Assets	18,805	11,782
Other financial asset measure as FVPL	4,695
Total Non Current Other Assets	4,695
Banks requirements
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Money held in escrow for:	3,869	3,000
Processors and Others Requirements
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Money held in escrow for:	2,974	5,072
Credit Card Requirements
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Money held in escrow for:	$ 123	$ 3,563